SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 92.1%
Argentina — 1.1%
40,466	Corp. America Airports SA*	$1,052,116

Brazil — 4.4%
331,800	B3 SA - Brasil Bolsa Balcao	841,042
924,291	Cia Brasileira de Aluminio*	1,211,079
196,300	Hypera SA	843,985
299,640	Lojas Renner SA	735,464
188,740	SLC Agricola SA	552,813
		4,184,383
Chile — 0.5%
157,016	Cencosud SA	504,597

China — 22.5%
227,700	Alibaba Group Holding Ltd.	4,180,791
260,698	Beijing New Building Materials Plc, Class A	931,416
369,500	China Merchants Bank Co. Ltd., Class H	2,513,671
530,000	China Resources Land Ltd.	1,854,100
14,099	Contemporary Amperex Technology Co. Ltd., Class A	741,361
60,000	Meituan, Class B(a),*	795,132
142,200	Midea Group Co. Ltd., Class A	1,589,957
291,999	Ping An Insurance Group Co. of China Ltd., Series H	2,452,705
200,000	SITC International Holdings Co. Ltd.	715,679
1,907,000	Topsports International Holdings Ltd.(a)	714,222
11,350	Trip.com Group Ltd.	813,811
446,000	Weichai Power Co. Ltd., Class H	1,082,359
666,061	Xinyi Glass Holdings Ltd.	708,307
132,000	Zhejiang Dingli Machinery Co. Ltd., Class A	1,071,212
238,600	Zijin Mining Group Co. Ltd., Class A	1,174,467
		21,339,190
Egypt — 1.0%
450,880	Commercial International Bank Egypt SAE, GDR	963,749

Greece — 0.7%
166,497	Alpha Bank SA	699,799

Hong Kong — 1.9%
84,400	AIA Group Ltd.	868,737
381,300	Samsonite Group SA(a)	973,788
		1,842,525
Hungary — 1.0%
8,574	OTP Bank Nyrt	919,340

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
India — 11.3%
172,304	Axis Bank Ltd.	$2,436,463
47,300	HDFC Bank Ltd., ADR	1,728,342
162,977	Hindalco Industries Ltd.	1,608,465
113,448	KEC International Ltd.	930,261
511,971	Redington Ltd.	1,552,720
222,557	Shriram Finance Ltd.	2,469,858
		10,726,109
Indonesia — 1.8%
4,145,100	Bank Negara Indonesia Persero Tbk PT	1,082,954
8,448,600	Mitra Adiperkasa Tbk PT	589,516
		1,672,470
Korea — 6.3%
13,180	DB Insurance Co. Ltd.	1,196,798
20,690	Hana Financial Group, Inc.	1,349,952
5,430	Hyundai Motor Co.	1,121,338
5,174	SK Hynix, Inc.	2,343,192
		6,011,280
Mexico — 1.9%
252,714	Gentera SAB de CV	644,994
81,555	Grupo Comercial Chedraui SA de CV	558,329
80,500	Regional SAB de CV	635,640
		1,838,963
Pakistan — 0.9%
700,672	Habib Bank Ltd.	809,339

Peru — 1.1%
3,750	Credicorp Ltd.	1,076,250

Philippines — 1.5%
59,660	Ayala Corp.	474,483
431,680	BDO Unibank, Inc.	985,908
		1,460,391
Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0
		0
Saudi Arabia — 1.5%
73,888	Saudi National Bank (The)	745,685
31,238	United Electronics Co.	703,317
		1,449,002

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
South Africa — 6.4%
991,699	Growthpoint Properties Ltd., REIT	$1,028,614
46,809	Mr Price Group Ltd.	495,222
124,271	MTN Group Ltd.	1,272,249
35,386	Naspers Ltd., Class N	2,359,946
974,806	Netcare Ltd.	933,608
		6,089,639
Taiwan — 17.2%
267,987	ASE Technology Holding Co. Ltd.	2,113,056
322,902	Chailease Holding Co. Ltd.	1,082,371
72,392	Innodisk Corp.	1,327,197
23,381	Lotes Co. Ltd.	964,037
26,110	MediaTek, Inc.	1,185,530
167,727	Taiwan Semiconductor Manufacturing Co. Ltd.	8,245,004
91,535	Taiwan Union Technology Corp.	1,439,486
		16,356,681
Turkey — 1.6%
188,476	KOC Holding AS	739,459
65,158	Migros Ticaret AS	791,726
		1,531,185
United Arab Emirates — 2.2%
379,734	Aldar Properties PJSC	898,732
158,118	Emirates NBD Bank PJSC	1,197,902
		2,096,634
United Kingdom — 1.3%
144,527	Pepco Group NV	1,202,303

United States — 1.5%
13,300	Globant SA*	869,421
15,809	Laureate Education, Inc.*	532,289
		1,401,710
Vietnam — 2.5%
935,479	Ho Chi Minh City Development Joint Stock Commercial Bank*	1,055,120
627,400	Hoa Phat Group JSC*	628,740
492,059	Kinh Bac City Development Holding Corp.*	659,416
		2,343,276
Total Common Stocks		87,570,931
(Cost $73,734,694)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Preferred Stocks — 6.9%
Brazil — 0.9%
19,135	Axia Energia*	$171,521
72,800	Axia Energia, 7.11%	696,414
		867,935
Colombia — 0.5%
68,148	Davivienda Group SA*	510,530

Korea — 5.5%
83,304	Samsung Electronics Co. Ltd., 1.32%	5,170,747

Total Preferred Stocks		6,549,212
(Cost $5,592,716)
Investment Company — 1.0%
915,051	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	915,051
Total Investment Company		915,051
(Cost $915,051)
Total Investments		$95,035,194
(Cost $80,242,461) — 100.0%
Other assets in excess of liabilities — 0.0%		29,259
NET ASSETS — 100.0%		$95,064,453

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
*	Non-income producing security.
#	Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0
			$1,718,389	$0

Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust